Exhibit 99.41

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
6000047132	DTI	36.59%	35.68%	1008 DTI 36.596% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
6000047143	DTI	42.28%	40.26%	1008 DTI 42.274%. Audit caluclated Net Rental Income based on documentation in loan file.
6000047143	Property Type	Single Family Detached	2 Family	Appraisal Reflects 2 Unit